Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income (loss)	$ 36,262	$ 30,426	$ (16,991)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	10,838	9,091	10,708
Allowance for expected credit losses	1,718	7,288	882
Recovery of related party receivable	(335)
Provision for obsolete and excess inventory	8,274	4,218	4,278
Stock-based compensation	6,285	1,622	744
Equity loss (income) from equity method investment	7,374	(3,197)	(257)
Gain from sales of equity method investment			(21,520)
Change in fair value of warrant liabilities	(61)
Loss (Gain) on disposal of property and equipment	83	246	(29,726)
Gain from disposal of subsidiary	(2,043)
Unrealized loss on marketable securities	101
Deferred income taxes	(12,698)	372	(1,007)
Changes in operating assets and liabilities:
Accounts receivable	788	(14,054)	33,864
Inventories	(70,830)	(76,240)	110,140
Prepaid expenses	(2,152)	(7,516)	1,846
Other current assets	(747)	(1,022)	1,919
Accounts payable	(20,072)	76,337	(100,733)
Accrued liabilities and other liabilities	(8,625)	35,126	8,038
Deferred revenue	(7,443)	21,817	(11,226)
Dues from affiliate	(3)	(2)	(1,036)
Net cash provided by (used in) operating activities	(53,286)	84,512	(10,077)
Cash flows from investing activities:
Loans to affiliate			(15,000)
Insurance settlement proceeds		788	900
Acquisition of equity investments			(7,000)
Payments to acquire property and equipment	(13,839)	(6,156)	(10,283)
Proceeds on disposal of property and equipment	1	132	38,550
Sale of equity method investment			77,515
Net cash provided by (used in) investing activities	(13,838)	(5,236)	84,682
Cash flows from financing activities:
Borrowings under line of credit	787	20,000	98,001
Repayments under line of credit		(21,467)	(134,440)
Borrowings of long-term debt
Repayments of long-term debt	(285)	(265)	(13,254)
Loan from affiliate			15,000
Repayment of loan from affiliate			(15,000)
Cash received from common control asset transaction	11,426
Proceeds from exercise of warrants	538
Proceeds from exercise of stock options	270
Net cash provided by (used in) financing activities	12,736	(1,732)	(49,693)
Foreign currency effect on cash, cash equivalents and restricted cash	972	(345)	(1,044)
Net increase (decrease) in cash, cash equivalents and restricted cash	(53,416)	77,199	23,868
Cash, cash equivalents and restricted cash:
Beginning of period	157,746	80,547	56,679
End of period	104,330	157,746	80,547
Supplemental disclosures of cash flow information:
Cash paid for interest	268	270	2,634
Cash paid for income taxes	6,374	261	4,700
Supplemental schedule of noncash investing activities
Cashless exercise of stock options	677
Acquisition of investment included in accrued liabilities			$ 2,579